ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF OPERATIONS OF THE COMPANY

Innovus Pharmaceuticals, Inc., together with its subsidiaries (collectively referred to as “Innovus” or the “Company”) is a San Diego, California-based pharmaceutical company that delivers safe and effective non-prescription medicine and consumer care products to improve men’s and women’s health and vitality and respiratory diseases.

The Company has five products that are currently being marketed: (1) Zestra®, a non-medicated, patented consumer care product that has been clinically proven to increase desire, arousal and satisfaction in women; (2) EjectDelay®, an over-the-counter monograph-compliant benzocaine-based topical gel for treating premature ejaculation; (3) Sensum+®, a non-medicated consumer care cream that increases penile sensitivity (ex-US); (4) Zestra Glide®, a clinically-tested, high viscosity and low osmolality water-based lubricant and (5) Vesele®, a proprietary and novel oral dietary supplement to maximize nitric oxide beneficial effects on sexual functions and brain health. Vesele® contains a patented formulation of L-Arginine and L-Citrulline in combination with the natural absorption enhancer Bioperine®.

Pipeline Products

Androferti®. On January 28, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize Androferti in the U.S. and in Canada, through a partner. Androferti is a natural supplement that supports overall male reproductive health and sperm quality.

Fluticare™ (Fluticasone propionate nasal spray). Innovus acquired the worldwide rights to market and sell the Fluticare™ brand (Fluticasone propionate nasal spray) and the related manufacturing agreement from Novalere FP in February 2015, the OTC Abbreviated New Drug Application (“ANDA”) filed at the end of 2014 by the manufacturer with the U.S. Food and Drug Administration (“FDA”) which, subject to FDA approval, may allow the Company to market and sell Fluticare™ over-the-counter. An ANDA is an application for a U.S. generic drug approval for an existing licensed medication or approved drug.

Urocis® XR. On October 27, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize Urocis® XR in the US and Canada. Urocis® XR  is a proprietary extended release of Vaccinium Marcocarpon (cranberry) shown to provide 24 hour coverage in the body to increase compliance of the use of the product to get full benefit.

AndroVit®. On October 27, 2015, the Company entered into an exclusive distribution agreement with Laboratorios Q Pharma (Spain) to distribute and commercialize AndroVit®.  In the US and Canada. AndroVit® is a proprietary supplement to support overall prostate and male sexual health currently marketed in Europe.  AndroVit® was specifically formulated with ingredients know to support the normal prostate health and vitality and male sexual health.

Organization

Innovus Pharmaceuticals, Inc., together with its subsidiaries (collectively referred to as “Innovus” or the “Company”) is San Diego, California based commercial-stage pharmaceuticals company that delivers safe and effective non-prescription medicine and consumer care products to improve men’s and women’s health and vitality.  The Company is engaged in the commercialization, licensing, and development of non-prescription pharmaceutical products and consumer care health products backed with strong scientific and clinical evidence.

The Company became a public company through a reverse merger in 2010, and commenced commercial operations with its current business plan in 2013.

Acquisition of Semprae Laboratories, Inc.

On December 24, 2013, Innovus  entered into an agreement and plan of merger (the “Merger Agreement”) with Innovus Acquisition Corporation, a Delaware corporation and a wholly owned subsidiary of Innovus  (“Merger Sub”), Semprae Laboratories, Inc., a Delaware corporation (“Semprae”), certain stockholders of Semprae and Quaker Bioventures II, L.P., a principal stockholder of Semprae, pursuant to which, on the same date, Merger Sub merged into Semprae with Semprae continuing as the surviving corporation and a wholly-owned subsidiary of Innovus .

Acquisition of Novalere FP, Inc.

On February 4, 2015, the Company, Innovus Pharma Acquisition Corporation, a Delaware corporation and a wholly-owned subsidiary of Innovus (“Merger Subsidiary I”), Innovus Pharma Acquisition Corporation II, a Delaware corporation and a wholly-owned subsidiary of Innovus (“Merger Subsidiary II”), Novalere FP, Inc., a Delaware corporation (“Novalere”), and Novalere Holdings, LLC, a Delaware limited liability company (“Novalere Holdings”), as representative of the shareholders of Novalere (the “Novalere Stockholders”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which Merger Subsidiary I merged into Novalere and then Novalere merged with and into Merger Subsidiary II (the “Merger”), with Merger Subsidiary II surviving as a wholly-owned subsidiary of Innovus. Pursuant to the articles of merger effectuating the Merger, Merger Subsidiary changed its name to Novalere, Inc. The transaction recorded and subsequently closed on February 5, 2015.

With the Merger, Innovus acquired the worldwide rights to the Fluticare™ brand (Fluticasone propionate nasal spray) from Novalere.  Innovus expects that the Abbreviated New Drug Application (“ANDA”) filed in November 2014 with the U.S. Food and Drug Administration may be approved by the end of 2015 or in the first half of 2016.  An ANDA is an application for a U.S. generic drug approval for an existing licensed medication or approved drug. (See Note 10)

Basis of Presentation and Principles of Consolidation

These condensed consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”), and include all assets, liabilities, revenues and expenses of the Company and its wholly-owned subsidiaries.  All material intercompany transactions and balances have been eliminated. Certain items have been reclassified to conform to the current presentation.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Such management estimates include equity-based instruments, realizability of deferred tax assets and intangible assets, contingent consideration and allowance for doubtful accounts. The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from these estimates under different assumptions or conditions.

Liquidity

The Company’s operations have been financed primarily through advances from officers, directors and related parties, outside capital, and from revenues generated from the recent launch of its products and commercial partnerships signed for the sale and distribution of its products in 28 countries. These funds have provided the Company with the resources to operate its business, to sell and support its products, attract and retain key personnel, and add new products to its portfolio. To date, the Company has experienced net losses and negative cash flows from operations each year since its inception. As of December 31, 2014, the Company had an accumulated deficit of $11,231,967.

The Company has raised funds through the issuance of debt and the sale of common stock. For the year ended December 31, 2014 the Company raised $1.0 million in funds, which included $0.4 million from the issuance of convertible debentures to unrelated third parties in February 2014 and September 2014, $0.2 million in proceeds from the issuance of additional non-convertible debt instruments, as well as $0.4 million in proceeds from borrowings under a Convertible Debenture Line of Credit (“LOC Convertible Debenture”) that the Company entered into with its President and Chief Executive Officer. The LOC Convertible Debenture provides the Company with a line of credit in the amount of up to $1.5 million through the earlier of its successful completion of a financing of $4 million, or July 2016.  At December 31, 2014, the Company had approximately $1.1 million available for use.  In addition, Dr. Damaj’s funding commitment increases by the gross amount of any cash salary, bonus or severance payments provided to him under his employment agreement with us. His salary has been accrued and not paid under the provision of his employment agreement stating that salary payments will be accrued and not paid for so long as payment of such salary would jeopardize our ability to continue as a going concern.  Dr. Damaj has agreed not to require the Company to repay the borrowing under the LOC or his accrued salary prior to April 2016. The Company has also issued equity instruments where possible to pay for services from vendors and consultants.

As of December 31, 2014, the Company had $7,479 in cash and cash equivalents, $1.1 million in cash available for use under the LOC Convertible Debenture, and $0.2 million in accounts receivable. During the year ended December 31, 2014, the Company recognized $1.0 million in revenues, which included $0.3 million in upfront license fees from its partners for its commercial products and $0.7 million from sales of its commercially available products.  The Company expects that its existing capital resources, revenues from sales of its products, upcoming sales milestone payments from the commercial partners signed for its products, along with the $1.1 million in funds currently available for use under the LOC Convertible Debenture will be sufficient to allow the Company to continue its operations, commence the product development process, and launch selected products through at least April 1, 2016. However, the Company’s actual needs will depend on numerous factors, including timing of introducing its products to the marketplace, its ability to attract additional ex-U.S. distributors for its products and its ability to in-license in non-partnered territories and/or develop new product candidates.

Other potential sources of liquidity in the short term include payments from the Company’s existing partners for license fees, entering into new collaborative, licensing or commercial agreements in additional territories, and revenues from the sale of its products.

In addition to payments from the Company’s current licensing and commercial agreements, as well as funds from public and private financial markets, potential sources of liquidity in the long term include milestone, royalty and other payments from any future commercial agreements or licensees and revenues from sales of its own products. If the Company determines it is advisable to raise additional funds, the Company does not know whether adequate funding will be available to it on acceptable terms, if at all.

Fair Value Measurement

The Company’s financial instruments are cash, accounts receivable, accounts payable, accrued liabilities, convertible debentures and a convertible debt instrument. The recorded values of cash, trade accounts receivable, accounts payable and accrued liabilities approximate their fair values based on their short-term nature. The Company  believes the recorded values of convertible debentures and convertible debt, net of the discount, approximate the fair value as the interest rate (stated or effective) approximates market rates for similar types of instruments.  We remeasure the fair value of the contingent consideration arising from acquisitions each reporting period based upon amounts expected to be paid out under the terms of such agreements.

The Company follows a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to measurements involving significant unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 measurements are inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

•	Level 3 measurements are unobservable inputs.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with remaining maturities of three months or less when purchased.

Concentration of Credit Risk and Major Customers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, trade accounts receivable, and revenue. Cash held with financial institutions may exceed the amount of insurance provided by the Federal Deposit Insurance Corporation (“FDIC”) on such deposits.

Accounts receivable consist primarily of amounts receivable under our licensing agreements and product sale agreements. (See Note 4). In some cases, the Company also requires a percentage of payment in advance for product orders with its larger partners. The Company has not yet recognized revenue under these arrangements. The Company also performs ongoing credit evaluations of its customers and generally does not require collateral.  There have been no write-offs of trade accounts receivable during the periods presented.

The following table identifies customers with accounts receivable that individually exceed 10% of the Company’s total accounts receivable for December 31, 2014 and 2013:

	2014		2013
Ovation Pharma	85,000	44%	135,035	52%
Sothema Laboratories	52,187	27%	-	-
Wal-Mart	20,580	11%	37,963	15%

Revenues consist primarily of product sales and licensing rights to market and commercialize our products.  The following table identifies customers with revenues that individually exceed 10% of the Company’s total revenues for the year ended December 31, 2014:

Sothema Laboratories	245,380	23%
Ovation Pharma	175,000	17%
Wal-Mart	171,600	16%

Concentration of Suppliers

The Company has manufacturing relationships with a number of vendors or manufacturers for its products including: Sensum+™, EjectDelay®, Vesele®, and the Zestra® line of products. Pursuant to these relationships, the Company purchases product through purchase orders with its manufacturers. The Company is in the process of entering into more formal agreements with certain of these manufacturers.

Business Combinations

For business combinations the Company utilizes the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. These standards require that the total cost of an acquisition be allocated to the tangible and intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The allocation of the purchase price is dependent upon certain valuations and other studies. Acquisition costs are expensed as incurred.

The Company recognizes separately from goodwill the fair value of assets acquired and the liabilities assumed. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the acquisition date fair values of the assets acquired and liabilities assumed. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company's estimates are subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may retroactively record adjustments to the fair value of the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company's consolidated statements of operations.

Inventory

Inventory, consisting primarily of raw materials and finished goods, is valued at the lower of cost or market where cost is determined using the first-in, first-out method. Inventory is shown net of obsolescence and allowance for reducing the inventory cost to market. Obsolescence of inventory is determined based on shelf life or potential product replacement.

The following table identifies inventory by category at December 31, 2014:

	Amount
	2014	2013
Raw materials	$90,934	$123,379
Finished goods	84,249	63,948
Packaging supplies	100,252	-
Inventory reserve	(9,476)	(9,476)
Total at December 31, 2014	265,959	177,851

Property and Equipment

Property and equipment are recorded at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over their estimated useful lives. The initial cost of property and equipment consists of its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Goodwill

The Company tests its goodwill for impairment annually, or whenever events or changes in circumstances indicate an impairment may have occurred, by comparing its reporting unit's carrying value to its implied fair value. Impairment may result from, among other things, deterioration in the performance of the acquired business, adverse market conditions, adverse changes in applicable laws or regulations and a variety of other circumstances. If the Company determines that an impairment has occurred, it is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. In evaluating the recoverability of the carrying value of goodwill the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the acquired assets. Changes in strategy or market conditions could significantly impact those judgments in the future and require an adjustment to the recorded balances. There was no impairment of goodwill for the year ended December 31, 2014 or 2013.  Such goodwill is not deductible for tax purposes and represents the value placed on entering new markets and expanding market share.

Intangible Assets

Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, which range in term from 7 to 14 years. The useful life of the intangible asset is evaluated each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life.

Intangible assets consist of the following at December 31, 2014:

		Accumulated		Useful Lives
	Amount	Amortization	Net Amount	(years)
Patents and trademarks	$264,321	$(23,671)	$240,650	7 - 14
Customer contracts	611,119	(62,262)	548,857	10
Sensum+™ (formally called CIRCUMserum™) license	272,545	(31,250)	241,295	10
Vesele trademark	25,287	(717)	24,570	8
Outstanding at December 31, 2014	1,173,272	(117,900)	1,055,372

Expected amortization is approximately $115,000 for each of the next five years, and $480,000 thereafter.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company evaluates assets for potential impairment by comparing estimated future undiscounted net cash flows to the carrying amount of the asset. If the carrying amount of the assets exceeds the estimated future undiscounted cash flows, impairment is measured based on the difference between the carrying amount of the assets and fair value.

Beneficial Conversion Features and Debt Discounts

If a conversion feature of conventional convertible debt is not accounted for separately as a derivative instrument and provides for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature (“BCF”). A BCF is recorded by the Company as a debt discount. The Company amortizes the discount to interest expense over the life of the debt using the effective interest rate method.

Income Taxes

Income taxes are provided for using the asset and liability method whereby deferred tax assets and liabilities are recognized using current tax rates on the difference between the financial statement carrying amounts and the respective tax basis of the assets and liabilities. The Company provides a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this standard, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognized interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statements of operation. Accrued interest and penalties are included within the related tax liability in the consolidated balance sheets.

Revenue Recognition and Deferred Revenue

The Company generates revenues from product sales and the licensing of the rights to market and commercialize its products.

Product Sales. The Company ships product to its customers pursuant to purchase agreements or orders. Revenue from sales transactions where the buyer has the right to return the product shall be recognized at the time of sale only if (1) the seller’s price to the buyer is substantially fixed or determinable at the date of sale, (2) the buyer has paid the seller, or the buyer is obligated to pay the seller and the obligation is not contingent on resale of the product, (3) the buyer’s obligation to the seller would not be changed in the event of theft or physical destruction or damage of the product, (4) the buyer acquiring the product for resale has economic substance apart from that provided by the seller, (5) the seller does not have significant obligations for future performance to directly bring about resale of the product by the buyer and (6) the amount of future returns can be reasonably estimated.

License Arrangements.  Payments received by the Company under license arrangements to market and commercialize its products may include non-refundable upfront fees, license fees, milestone payments for specific achievements designated in the agreements, and royalties on sales of products. The Company considers a variety of factors in determining the appropriate method of accounting under its license arrangements, including whether the various elements can be separated and accounted for individually as separate units of accounting.

Sales Allowances

The Company accrues for product returns, volume rebates and promotional discounts in the same period the related sale is recognized.

The Company’s product returns accrual is primarily based on estimates of future product returns over the period customers have a right of return, which is in turn based in part on estimates of the remaining shelf-life of products when sold to customers. Future product returns are estimated primarily based on historical sales and return rates. The Company estimates its volume rebates and promotional discounts accrual based on its estimates of the level of inventory of its products in the distribution channel that remain subject to these discounts. The estimate of the level of products in the distribution channel is based primarily on data provided by the Company’s customers.

In all cases, judgment is required in estimating these reserves, and actual claims for rebates, returns and promotional discounts could be materially different from the estimates.

The Company provides a customer satisfaction warranty on all of its products to customers for a specified amount of time after product delivery. Estimated return costs are based on historical experience and estimated and recorded when the related sales are recognized. Any additional costs are recorded when incurred or when they can reasonably be estimated.

The estimated reserve for sales returns and allowances, which is included in accounts receivable, was $23,732 at December 31, 2014 and insignificant at December 31, 2013.

Cost of Goods Sold

Cost of goods sold includes the cost of inventory, royalties and inventory reserves. The Company is required to make royalty payments based upon the net sales of its marketed products, Zestra® and Sensum+®.

Research and Development Costs

Research and development (“R&D”) costs, including research performed under contract by third parties, are expensed as incurred. Major components of R&D expenses consist of testing, clinical trials, material purchases and regulatory affairs.

Stock-based Compensation

The Company accounts for stock based compensation in accordance with ASC 718, Stock Based Compensation, which requires the recognition of the fair value of stock compensation as an expense in the calculation of net income. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock-based compensation for the years ended December 31, 2014 and 2013 have been reduced for estimated forfeitures. When estimating forfeitures, voluntary termination behaviors, as well as trends of actual option forfeitures, are considered. To the extent actual forfeitures differ from the Company’s current estimates, cumulative adjustments to stock-based compensation expense are recorded.

Except for transactions with employees and directors that are within the scope of ASC 718, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

Equity Instruments Issued to Non-Employees for Services

Issuances of the Company’s common stock for services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants is determined at the earlier of (a) the date at which a commitment for performance to earn the equity instruments is reached (a “performance commitment” which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) (b) the date at which performance is complete, and is based upon the quoted market price of the common stock at the date of issuance (See Note 7).

Comprehensive Loss

       Comprehensive loss was the same as net loss for the year ended December 31, 2014 and 2013 as the Company has no other comprehensive income.

Loss per Share

Basic loss per share are computed by dividing net loss by the weighted average number of common shares outstanding during the period presented. Diluted earnings per share are computed using the weighted average number of common shares outstanding during the periods plus the effect of dilutive securities outstanding during the periods. For the year ended December 31, 2014 and 2013, basic earnings per share are the same as diluted earnings per share as a result of the Company’s common stock equivalents being anti-dilutive.

Commencing in 2015, we determined that vested stock units should have been included in the basic loss per share calculation. The weighted average shares outstanding used in the loss per share calculation for the years ended December 31, 2014 and 2013 were 24,384,037 and 17,329,899 respectively. The weighted average vested stock units outstanding used in the loss per share calculation for the years ended December 31, 2014 and 2013 were 5,764,487 and 3,061,612 respectively.

The total weighted average shares outstanding used in the loss per share calculation for the years ended December 31, 2014 and 2013 were 30,148,524 and 20,391,511 respectively. The impact on the previously recorded net loss per share is a decrease of $0.04 per share for both the years ended December 31, 2014 and 2013, which amount is not considered material by the Company.

The following reconciliation shows the anti-dilutive shares excluded from the calculation of basic and diluted loss per common share attributable to the Company at December 31, 2014 and 2013:

	As of December 31
	2014	2013
Gross number of shares excluded:
Restricted stock units - unvested	2,505,752	3,238,388
Stock options	113,000	21,000
Convertible notes payable	2,115,195	2,378,287
Warrants	630,973	380,973
Total	5,364,920	6,018,648

Recent Accounting Pronouncements

 In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This update states a core principle in that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve the core principle, an entity should apply the following steps: 1) identify the contract(s) with the customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the performance obligation in the contract; and 5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in the update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

     In June 2014, the FASB issued ASU No. 2014-10, Development Stage Entities. This update removes the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thus removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. This includes eliminating the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it has been in the development stage. Also, the update included a clarification that Topic 275, Risks and Uncertainties is applicable to entities that have not commenced planned principal operations and removed paragraph 810-10-15-16 that stated that a development stage entity does not meet the condition in paragraph 810-10-15-14(a) to be a variable interest entity if the entity demonstrated certain criteria and its governing documents allow additional equity investments. The update relating to the elimination of disclosure requirements for a development stage entity is effective retrospectively for annual reporting periods beginning after December 15, 2014 and interim periods therein. The update relating to Topic 275 is effective prospectively for annual reporting periods beginning after December 15, 2014 and interim periods therein. The update relating to eliminating paragraph 810-10-15-16 is effective retrospectively for annual reporting periods beginning after December 15, 2015 and interim periods therein. Early application is permitted. The adoption of the update has been applied to these financial statements and had no impact on the Company's financial position or results of operations.

     In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.  This update provide guidance in generally accepted accounting principles about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide footnote disclosures.  The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in the applicable standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued).  The amendments in the update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter.